Information on geographical areas - Summary of additional information by country (Parenthetical) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
France [member]
Disclosure of geographical areas [table]
Public subsidies amount received	€ 0.3	€ 0.3